Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

March 31, 2023

Shares or Principal Amounts		Value
Common Stocks– 96.6%
Aerospace & Defense – 2.6%
AAR Corp*	347,402	$18,950,779
AerSale Corp*	1,348,845	23,227,111
Spirit AeroSystems Holdings Inc	671,863	23,199,429
		65,377,319
Auto Components – 1.8%
Adient PLC*	578,691	23,703,183
Dorman Products Inc*	266,698	23,005,369
		46,708,552
Banks – 15.0%
Ameris Bancorp	1,296,990	47,443,894
Atlantic Union Bankshares Corp	384,741	13,485,172
Cadence Bank	973,961	20,219,430
Enterprise Financial Services Corp	361,390	16,114,380
FB Financial Corp	818,532	25,439,975
First Busey Corp	928,221	18,880,015
First Interstate BancSystem Inc - Class A	1,705,101	50,914,316
Fulton Financial Corp	2,450,710	33,868,812
Hancock Whitney Corp	766,903	27,915,269
Heartland Financial USA Inc	546,958	20,981,309
Horizon Bancorp Inc/IN	1,164,460	12,878,928
Simmons First National Corp - Class A	737,729	12,902,880
United Community Banks Inc/GA	1,387,428	39,014,475
Washington Federal Inc	385,110	11,599,513
WSFS Financial Corp	737,409	27,733,952
		379,392,320
Beverages – 1.5%
Coca-Cola Consolidated Inc	72,279	38,675,047
Biotechnology – 0.7%
Anika Therapeutics Inc*	653,868	18,779,089
Building Products – 1.7%
Gibraltar Industries Inc*	372,031	18,043,504
Masonite International Corp*	267,489	24,279,977
		42,323,481
Capital Markets – 2.3%
Artisan Partners Asset Management Inc	771,380	24,668,732
Piper Jaffray Cos	232,239	32,190,648
		56,859,380
Chemicals – 2.1%
American Vanguard Corp	789,937	17,283,822
Innospec Inc	350,549	35,990,866
		53,274,688
Commercial Services & Supplies – 2.9%
Boyd Group Services Inc	283,959	45,398,137
UniFirst Corp/MA	161,022	28,376,907
		73,775,044
Construction & Engineering – 1.7%
Comfort Systems USA Inc	296,411	43,264,150
Construction Materials – 1.4%
Eagle Materials Inc	237,949	34,919,016
Diversified Financial Services – 0.8%
EVERTEC Inc	608,913	20,550,814
Electrical Equipment – 1.5%
Encore Wire Corp	202,474	37,524,506
Electronic Equipment, Instruments & Components – 4.3%
Fabrinet*	292,020	34,680,295
Insight Enterprises Inc*	360,402	51,523,070
Rogers Corp*	133,302	21,785,546
		107,988,911
Energy Equipment & Services – 3.1%
ChampionX Corp	2,147,953	58,273,965
Weatherford International PLC*	318,440	18,899,414
		77,173,379
Food & Staples Retailing – 1.1%
Casey's General Stores Inc	128,076	27,723,331
Food Products – 1.1%
Nomad Foods Ltd*	1,515,354	28,397,734
Gas Utilities – 0.5%
ONE Gas Inc	169,441	13,424,810

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Equipment & Supplies – 5.2%
Embecta Corp	1,292,823	$36,354,183
Envista Holdings Corp*	1,032,404	42,204,676
NuVasive Inc*	724,709	29,937,729
Varex Imaging Corp*	1,232,162	22,413,027
		130,909,615
Health Care Providers & Services – 2.3%
Enhabit Inc*	1,557,188	21,660,485
Owens & Minor Inc*	2,471,876	35,965,796
		57,626,281
Health Care Real Estate Investment Trusts (REITs) – 1.1%
Physicians Realty Trust	1,930,985	28,829,606
Health Care Technology – 0.5%
Certara Inc*	490,881	11,835,141
Hotel & Resort Real Estate Investment Trusts (REITs) – 1.3%
Sunstone Hotel Investors Inc	3,400,977	33,601,653
Hotels, Restaurants & Leisure – 1.6%
Century Casinos Inc*,£	2,024,855	14,842,187
Portillo's Inc - Class A*	1,144,214	24,451,853
		39,294,040
Household Durables – 2.5%
M/I Homes Inc*	324,546	20,475,607
Meritage Homes Corp	176,440	20,601,134
Skyline Champion Corp*	284,516	21,404,139
		62,480,880
Industrial Real Estate Investment Trusts (REITs) – 2.4%
STAG Industrial Inc	1,782,091	60,270,318
Insurance – 2.3%
Hanover Insurance Group Inc	327,338	42,062,933
Selective Insurance Group Inc	167,035	15,923,447
		57,986,380
Leisure Products – 0.4%
YETI Holdings Inc*	224,939	8,997,560
Machinery – 5.9%
Hillenbrand Inc	1,306,374	62,091,956
Lincoln Electric Holdings Inc	246,399	41,666,071
Shyft Group Inc/The	912,865	20,767,679
Terex Corp	516,458	24,986,238
		149,511,944
Marine – 1.4%
Kirby Corp*	512,233	35,702,640
Metals & Mining – 2.6%
Commercial Metals Co	919,985	44,987,267
TimkenSteel Corp*	1,157,869	21,235,317
		66,222,584
Multiline Retail – 1.0%
Ollie's Bargain Outlet Holdings Inc*	432,697	25,070,464
Multi-Utilities – 2.3%
Black Hills Corp	921,987	58,177,380
Office Real Estate Investment Trusts (REITs) – 0.8%
Corporate Office Properties Trust	842,135	19,967,021
Oil, Gas & Consumable Fuels – 5.6%
Gulfport Energy Corp*	477,211	38,176,880
Magnolia Oil & Gas Corp	1,912,910	41,854,471
Oasis Petroleum Inc	454,344	61,154,702
		141,186,053
Professional Services – 1.5%
WNS Holdings Ltd (ADR)*	414,569	38,625,394
Retail Real Estate Investment Trusts (REITs) – 0.9%
Phillips Edison & Co Inc	682,935	22,277,340
Semiconductor & Semiconductor Equipment – 1.9%
Diodes Inc*	211,033	19,575,421
Ultra Clean Holdings Inc*	858,432	28,465,605
		48,041,026
Specialty Retail – 1.9%
Academy Sports & Outdoors Inc	571,020	37,259,055
Leslie's Inc*	938,692	10,334,999
		47,594,054
Textiles, Apparel & Luxury Goods – 1.2%
Steven Madden Ltd	823,550	29,647,800
Thrifts & Mortgage Finance – 0.6%
Provident Financial Services Inc	744,513	14,279,759
Trading Companies & Distributors – 3.3%
GATX Corp	244,906	26,944,558

Shares or Principal Amounts		Value
Common Stocks– (continued)
Trading Companies & Distributors– (continued)
H&E Equipment Services Inc	606,849	$26,840,931
MSC Industrial Direct Co Inc	338,480	28,432,320
		82,217,809
Total Common Stocks (cost $2,037,388,616)		2,436,484,313
Investment Companies– 1.3%
Exchange-Traded Funds (ETFs) – 1.3%
SPDR S&P Biotech*,#((cost $34,823,961)	418,353	31,882,682
Repurchase Agreements– 1.9%
ING Financial Markets LLC, Joint repurchase agreement, 4.8000%, dated 3/31/23, maturing 4/3/23 to be repurchased at $23,409,360 collateralized by $26,679,965 in U.S. Treasuries 0% - 5.3750%, 9/30/23 - 2/15/53 with a value of $23,877,554	$23,400,000	23,400,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.7400%, dated 3/31/23, maturing 4/3/23 to be repurchased at $25,009,875 collateralized by $30,702,000 in U.S. Treasuries 0.6250% - 3.0000%, 2/15/26 - 8/15/52 with a value of $25,510,086	25,000,000	25,000,000
Total Repurchase Agreements (cost $48,400,000)		48,400,000
Investments Purchased with Cash Collateral from Securities Lending– 0.6%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº,£	12,747,375	12,747,375
Time Deposits – 0.1%
Royal Bank of Canada, 4.8000%, 4/3/23	$3,186,844	3,186,844
Total Investments Purchased with Cash Collateral from Securities Lending (cost $15,934,219)		15,934,219
Total Investments (total cost $2,136,546,796) – 100.4%		2,532,701,214
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(10,431,113)
Net Assets – 100%		$2,522,270,101

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,420,279,949	95.6%
Canada	45,398,137	1.8
India	38,625,394	1.5
United Kingdom	28,397,734	1.1

Total	$2,532,701,214	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/23
Common Stocks - 0.6%
Health Care Equipment & Supplies - N/A
Varex Imaging Corp*,š	$-	$(2,694,918)	$(3,165,703)	$	N/A
Hotels, Restaurants & Leisure - 0.6%
Century Casinos Inc*	-	(3,929)	377,040		14,842,187
Total Common Stocks	$-	$(2,698,847)	$(2,788,663)		$14,842,187
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	10,132∆	-	-		12,747,375
Total Affiliated Investments - 1.1%	$10,132	$(2,698,847)	$(2,788,663)		$27,589,562

(1) For securities that were affiliated for a portion of the period ended March 31, 2023, this column reflects amounts for the entire period ended March 31, 2023 and not just the period in which the security was affiliated.

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 3/31/23
Common Stocks - 0.6%
Health Care Equipment & Supplies - N/A
Varex Imaging Corp*,š	42,753,840	4,572,481	(19,052,673)	22,413,027
Hotels, Restaurants & Leisure - 0.6%
Century Casinos Inc*	15,015,917	-	(546,841)	14,842,187
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	-	33,883,105	(21,135,730)	12,747,375

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

#	Loaned security; a portion of the security is on loan at March 31, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of March 31, 2023.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,436,484,313	$-	$-
Investment Companies	31,882,682	-	-
Repurchase Agreements	-	48,400,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	15,934,219	-
Total Assets	$2,468,366,995	$64,334,219	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70293 05-23